Share-Based Compensation - Information on Option Grants (Detail) - Stock Options - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted	669,658	148,929	89,641	111,036
Weighted average exercise price per share	$ 28.30	$ 18.69	$ 26.16	$ 20.51
Weighted average grant date fair value per share	$ 8.66	$ 5.21	$ 7.99	$ 7.22